Equity method investments (Tables)	3 Months Ended
Mar. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Summary of Equity Method Investments
The following table represents our equity method investments at March 31, 2022:

	Ownership Percentage	Carrying Value	Carrying Value
	March 31, 2022	March 31, 2022	December 31, 2021
		(in thousands)
Oncacare Limited	49%	$1,588	$2,373